Consolidated Statements of Cash Flows (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011 Property Floor OperatingPartnershipUnits	Dec. 31, 2010 Property OperatingPartnershipUnits	Dec. 31, 2009 OperatingPartnershipUnits	Dec. 29, 2011
Consolidated Statements of Cash Flows [Abstract]
Capitalized interest on indebtedness paid in cash	$ 1,900,000	$ 800,000	$ 400,000
Number of operating partnership units redeemed	1,300	4,519	40,000
Consolidated properties and a land parcel, acquired	7	8
Mortgage debt, aggregate fair value	14,700,000			153,500,000
Issuance of operating partnership units in connection with acquisition	230,876			1,963,388
Operating partnership units, value		3,500,000		28,800,000
Issuance of operating partnership units to satisfy contingent consideration obligation	544,673
Aggregate purchase price	276,600,000	286,200,000		90,000,000
Additional consideration on the aggregate purchase price, building				10,000,000
Non-renewed lease, floors	2
Contingent consideration recorded in connection with acquisition of real estate	9,356,000	1,398,000	688,000	9,400,000
Gain recognized on issuance of additional units	1,500,000
Remaining contingent consideration obligation	700,000
Common Stock, Shares, Issued	50,321,000	50,321,000
Exchangeable senior notes	$ 13,030,000	$ 1,000	$ 1,000